Note 3 - Transactions with Related Parties	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]
3.	Transactions with Related Parties

The Manager provides the vessels with a wide range of shipping services such as chartering, technical support and maintenance, insurance, consulting, financial and accounting services, for a fixed daily fee of
$440
per vessel operating under a voyage or time charter or
$125
per vessel operating under a bareboat charter and a brokerage commission of
1.25
%
on freight, hire and demurrage per vessel, as per the management agreement between the Manager and the Company. The Manager has subcontracted the technical management of some of the vessels to an affiliated ship-management company, Brave Maritime Corp. Inc. (“Brave”). This company provides technical management to the Company’s vessels for a fixed annual fee per vessel which is paid by the Manager. For the years ended
December

31,
2014,
2015
and
2016,
total brokerage commissions of
1.25%
amounted to
$1,613,421,
$1,725,683
and
$1,772,240,
respectively, and are included in “Voyage expenses – related party” in the consolidated statements of operations. For the years ended
December

31,
2014,
2015
and
2016,
the management fees were
$5,501,675,
$6,452,145
and
$7,346,180,
respectively and are included in “Management fees – related party” in the consolidated statements of operations. In addition, the Manager arranges for supervision onboard the vessels, when required, by superintendent engineers and when such visits exceed a period of five
days in a
twelve
month period, an amount of
$500
is charged for each additional day. For the years ended
December

31,
2014,
2015
and
2016,
the superintendent fees amounted to
$167,000,
$245,000
and
$172,000,
respectively, and are included in “Vessels’ operating expenses – related party” in the consolidated statements of operations.

The Manager also acts as a sales and purchase broker for the Company in exchange for a commission fee equal to
1%
of the gross sale or purchase price of vessels or companies. For the years ended
December

31,
2014,
2015
and
2016
commission fees relating to vessels purchased of
$984,355,
$1,925,563
and
$421,639,
respectively, were incurred and capitalized to the cost of the vessels. For the year ended
December

31,
2014
an amount of
$285,000
was recognized as commission expenses relating to the sale and leaseback of vessels and is included in the consolidated balance sheets under the caption “Deferred gain on sale and leaseback of vessels”. For the years ended
December

31,
2015
and
2016
the amounts of
$21,177
and
$13,711
were recognized as commission expenses relating to the sale of vessels and is included in the consolidated statements of operations under the caption “Net gain on sale of vessels”.

In addition to management services, the Company reimburses the Manager for compensation of its Chief Executive Officer, its Chief Financial Officer, its Internal Auditor, its Chief Technical Officer, its Finance Manager and its Deputy Chairman and Executive Director, which reimbursements were in the amounts of
$1,317,237,
$1,077,698
and
$1,114,130,
for the years ended
December
31,
2014,
2015
and
2016,
respectively, and are included in the consolidated statements of operations under the caption “General and administrative expenses”.

The current account balance with the Manager at
December

31,
2015
and at
December

31,
2016
was a liability of
$9,188,852
and
$7,890,933,
respectively. The liability represents payments made by the Manager on behalf of the ship-owning companies.

The Company rents office space that is owned by an affiliated company of the Manager. Rental expense for the years ended
December

31,
2014,
2015
and
2016
amounted to
$76,788,
$72,753
and
$72,907,
respectively, and is included in the consolidated statements of operations under the caption “General and administrative expenses”.

In
April
2012,
the Company entered into time charter agreements for
two
of the Company’s vessels with Emihar Petroleum Inc., a company affiliated with members of the Vafias family incorporated in the Marshall Islands. One of the above time charter agreements expired in
August
2016.
Revenue from the related party amounted to
$
9,814,000
for each of the years ended
December

31,
2014
and
2015,
respectively, and
$7,592,784
for the year ended
December

31,
2016,
and are included in the consolidated statements of operations under the caption “Revenues – related party”. In accordance with the time charter agreements for the vessels’ operating expenses, the Company paid to the Manager amounts of
$3,932,352,
$3,932,042
and
$2,969,843
for the years ended
December

31,
2014,
2015
and
2016,
respectively, which are included in the consolidated statements of operations under the caption “Vessels’ operating expenses – related party”. The receivable balance with Emihar Petroleum Inc. as of
December

31,
2015
and
2016,
was a receivable of
$228,494
and
$115,599,
respectively.

On
May
26,
2014,
the Company entered into an agreement with Brave for the supervision of the construction of eight
of its vessels for a fixed fee of Euro
390,000
per vessel. For the years ended
December
31,
2014,
2015
and
2016,
the supervision fees amounted to
$984,204,
$1,726,265
and
$854,022,
respectively, and were capitalized to the cost of the respective vessels.

On
January
25,
2016,
the Company entered into an agreement with Brave for the supervision of the construction of four
of its vessels for a fixed fee of Euro
490,000
($539,343
based upon the EUR/USD exchange rate of
1.1007)
per vessel.